Supplemental Cash Flows Information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Net dispositions (purchases of GE shares for treasury [Abstract]
Open market purchases under share repurchase program	$ (2,211)	$ (10,225)	$ (5,005)
Other purchases	(49)	(91)	(110)
Dispositions	1,042	1,038	951
Net dispositions (purchases) of GE shares for treasury	(1,218)	(9,278)	(4,164)
All other operating activities
All other operating activities	5,903	4,237	6,824
Net decrease (increase) in financing receivables
Net decrease (increase) in financing receivables	(4,947)	(281)	(3,041)
All other investing activities
All other investing activities	8,204	24,440	31,410
All other financing activities
All other financing activities	(1,205)	(1,382)	(2,910)
SupplementalCashFlowElementsAbstract
Non-cash Transactions Foreclosed Properties And Repossessed Assets	218	482	839
Subsidiaries GECC [Member]
Net dispositions (purchases of GE shares for treasury [Abstract]
Net dispositions (purchases) of GE shares for treasury	0	0	0
All other operating activities
Cash collateral on derivative contracts	749	(2,281)	2,937
Increase (decrease) in other liabilities	(1,548)	2,284	773
Other	3,867	2,158	503
All other operating activities	3,068	2,161	4,213
Net decrease (increase) in financing receivables
Increase in loans to customers	(82,283)	(74,317)	(81,451)
Principal collections from customers - loans	74,807	78,687	82,199
Investment in equipment for financing leases	(1,114)	(1,839)	(1,867)
Principal collections from customers - financing leases	2,212	3,102	3,073
Net Change In Credit Card Receivables	(5,571)	(8,058)	(8,030)
Sales of financing receivables	5,580	3,018	1,546
Net decrease (increase) in financing receivables	(6,369)	593	(4,530)
All other investing activities
Purchases of investment securities	(6,890)	(7,149)	(13,766)
Dispositions and maturities of investment securities	6,284	10,542	15,747
Decrease (increase) in other assets - investments	(765)	2,292	6,185
Other	10,125	19,102	23,881
All other investing activities	8,754	24,787	32,047
Newly issued debt (maturities longer than 90 days)
Short-term (91 to 365 days)	29	55	59
ProceedsFromIssuanceOfLongTermDebt	29,126	38,262	45,344
Newly issued debt (maturities longer than 90 days)	29,155	38,317	45,403
Repayments and other reductions (maturities longer than 90 days)
Short-term (91 to 365 days)	(42,239)	(47,700)	(86,098)
Long-term (longer than one year)	(3,890)	(2,439)	(6,195)
Principal payments - nonrecourse, leveraged lease	(304)	(434)	(283)
Repayments and other debt reductions (maturities longer than 90 days)	(46,433)	(50,573)	(92,576)
All other financing activities
Proceeds from sales of investment contracts	322	491	2,697
Redemption of investment contracts	(1,113)	(980)	(5,515)
Other	(438)	(384)	(1)
All other financing activities	$ (1,229)	$ (873)	$ (2,819)